Fair Value Measurements - Schedule of Summary of Key Inputs Utilized (Details) - Over-Allotment Option [Member]	Aug. 13, 2025
Unit Price [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Warrant measurement inputs	9.98
Exercise Price [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Warrant measurement inputs	10
Risk-Free Rate [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Warrant measurement inputs	4.36
Estimated Volatility [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Warrant measurement inputs	3.63
Time to Expiration (Years) [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Warrant measurement inputs	0.12